January 18, 2012

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:	Nuveen Multistate Trust II (the “Registrant”); File No. 811-07755

To The Commission:

On behalf of the Registrant, electronically transmitted herewith is the Registrant’s Registration Statement on Form N-14 relating to the issuance of shares of beneficial interest in connection with the reorganization of Nuveen California Tax Free Fund, a series of Nuveen Investment Funds, Inc. (File No. 811-05309), and Nuveen California Municipal Bond Fund 2, a series of the Registrant, into Nuveen California Municipal Bond Fund, a series of the Registrant.

Please contact the undersigned at (312) 609-7796 if you have questions or comments regarding the filing.

Very truly yours,

/s/  Abigail J. Murray

Abigail J. Murray

AJM

Enclosures